Acquisition of Prospector Capital Corp (Details)		3 Months Ended				12 Months Ended
	Oct. 01, 2021 USD ($)	Dec. 31, 2024 CAD ($) Days	Dec. 31, 2024 USD ($) Days $ / shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 $ / shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Acquisition of Prospector Capital Corp [Line Items]
Transaction costs	$ 454,092			$ (1,761,747)	$ 1,761,747	$ (2,407,977)		$ (3,506,630)
Bottom of range [member]
Acquisition of Prospector Capital Corp [Line Items]
Trading days		20	20			20
Top of range [member]
Acquisition of Prospector Capital Corp [Line Items]
Trading days		30	30			30
Ordinary shares [member]
Acquisition of Prospector Capital Corp [Line Items]
Volume weighted average price of the common shares			$ 14				$ 14
Ordinary shares [member] | Warrants [member]
Acquisition of Prospector Capital Corp [Line Items]
Volume weighted average price of the common shares			16				16
First Volume Weighted Average Price [Member]
Acquisition of Prospector Capital Corp [Line Items]
Volume weighted average price of the common shares			$ 12				$ 12